Schedule of Investments (unaudited)
February 28, 2021
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 3.2%
Banco do Brasil SA	4,209,764	$ 21,198,305
Locaweb Servicos de Internet SA(a)	2,619,123	13,310,129
		34,508,434
Canada — 3.1%
Canadian National Railway Co.	311,940	34,049,651
China — 7.9%
Kuaishou Technology(b)	1,540,500	58,605,514
Weimob, Inc.(a)(b)	4,434,000	12,849,192
Wuxi Biologics Cayman, Inc.(a)(b)	1,213,000	15,027,761
		86,482,467
France — 11.2%
L’Oreal SA	130,268	47,541,275
Sanofi	289,143	26,534,857
Schneider Electric SE	153,027	22,628,773
Worldline SA(a)(b)	285,892	25,502,030
		122,206,935
Germany — 5.1%
Volkswagen AG, Preference Shares	262,808	54,984,627
Iceland — 2.4%
Marel HF(a)	3,759,274	26,216,647
India — 4.1%
Bharti Airtel Ltd.	3,266,523	24,708,191
Reliance Industries Ltd.	717,346	20,334,210
		45,042,401
Ireland — 2.7%
Ryanair Holdings PLC, ADR(b)	270,139	29,045,345
Italy — 4.2%
Intesa Sanpaolo SpA(b)	17,772,520	45,693,706
Japan — 14.1%
BASE, Inc.(b)(c)	168,100	16,824,084
FANUC Corp.	120,700	30,163,767
Recruit Holdings Co. Ltd.	1,193,700	59,648,493
Sony Corp.	441,200	46,591,242
		153,227,586
Mexico — 2.5%
Grupo Financiero Banorte SAB de CV, Class O(b)	5,474,700	27,492,566
Netherlands — 3.1%
Koninklijke DSM NV	206,541	34,055,633
Russia — 2.3%
Sberbank of Russia PJSC, ADR	1,717,444	24,992,145
Singapore — 1.2%
Sea Ltd., ADR(b)(c)	55,122	12,991,704
Security	Shares	Value
South Korea — 3.1%
LG Chem Ltd.	46,386	$ 34,245,108
Spain — 2.9%
Cellnex Telecom SA(a)	578,647	31,484,016
Switzerland — 3.5%
Roche Holding AG	114,535	37,574,239
United Kingdom — 6.2%
Burberry Group PLC(b)	655,049	16,675,843
Unilever PLC	533,247	27,701,121
Vodafone Group PLC	13,207,620	22,609,371
		66,986,335
United States — 13.1%
Airbnb, Inc., Class A(b)	18,550	3,827,792
Cadence Design Systems, Inc.(b)	184,276	25,999,501
Mastercard, Inc., Class A	98,521	34,861,656
Mondelez International, Inc., Class A	356,614	18,957,600
Otis Worldwide Corp.	502,101	31,988,855
PayPal Holdings, Inc.(b)	102,131	26,538,740
		142,174,144
Total Long-Term Investments — 95.9% (Cost: $796,992,381)		1,043,453,689
Short-Term Securities(d)(e)
Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	42,081,829	42,081,829
SL Liquidity Series, LLC, Money Market Series, 0.12%(f)	12,159,775	12,164,639
Total Short-Term Securities — 5.0% (Cost: $54,246,277)		54,246,468
Total Investments — 100.9% (Cost: $851,238,658)		1,097,700,157
Liabilities in Excess of Other Assets — (0.9)%		(9,792,186)
Net Assets — 100.0%		$ 1,087,907,971
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 10,663,842	$ 31,417,987(a)	$ —	$ —	$ —	$ 42,081,829	42,081,829	$ 7,563	$ —
SL Liquidity Series, LLC, Money Market Series	14,478,848	—	(2,309,403)(a)	2,123	(6,929)	12,164,639	12,159,775	48,119(b)	—
				$ 2,123	$ (6,929)	$ 54,246,468		$ 55,682	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 34,508,434	$ —	$ —	$ 34,508,434
Canada	34,049,651	—	—	34,049,651
China	—	86,482,467	—	86,482,467
France	—	122,206,935	—	122,206,935
Germany	—	54,984,627	—	54,984,627
Iceland	26,216,647	—	—	26,216,647
India	—	45,042,401	—	45,042,401
Ireland	29,045,345	—	—	29,045,345
Italy	—	45,693,706	—	45,693,706
Japan	—	153,227,586	—	153,227,586

Schedule of Investments (unaudited)  (continued)
February 28, 2021
BlackRock International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Mexico	$ 27,492,566	$ —	$ —	$ 27,492,566
Netherlands	—	34,055,633	—	34,055,633
Russia	—	24,992,145	—	24,992,145
Singapore	12,991,704	—	—	12,991,704
South Korea	—	34,245,108	—	34,245,108
Spain	—	31,484,016	—	31,484,016
Switzerland	—	37,574,239	—	37,574,239
United Kingdom	27,701,121	39,285,214	—	66,986,335
United States	142,174,144	—	—	142,174,144
Short-Term Securities
Money Market Funds	42,081,829	—	—	42,081,829
	$ 376,261,441	$ 709,274,077	$ —	1,085,535,518
Investments Valued at NAV(a)				12,164,639
				$ 1,097,700,157
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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